Accounts Receivables, Net (Tables)	6 Months Ended
Apr. 30, 2026
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net

As of April 30, 2026 and October 31, 2025, accounts receivables, net is comprised of the following:

	April 30, 2026	October 31, 2025
Accounts receivables – Non franchisees	26,001	22,331
Allowance for expected credit losses	(18,623)	(17,866)
Accounts receivables, net – Non-franchisees	7,378	4,465

	April 30, 2026	October 31, 2025
Accounts receivables – Franchisees	141,770	378,372
Allowance for expected credit losses	(132,380)	(126,993)
Accounts receivables, net – Franchisees	9,390	251,379

Schedule of Allowance for Expected Credit Losses

The following is a summary of the activity in the allowance for expected credit losses:

	April 30, 2026	October 31, 2025
Balance at beginning of period – Non-franchisees	17,866	157,769
Provision	—	—
Reversal	—	(50,091)
Written-off	—	(87,923)
Effect of translation adjustment	757	(1,889)
Balance at end of period – Non-franchisees	18,623	17,866

	April 30, 2026	October 31, 2025
Balance at beginning of period – Franchisees	126,993	74,082
Provision	—	52,180
Reversal	—	—
Effect of translation adjustment	5,387	731
Balance at end of period – Franchisees	132,380	126,993